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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year of Quarter Ended: September 30, 2008

                 Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one.):
                              [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                            Farallon Partners, L.L.C.
                               One Maritime Plaza
                                   Suite 2100
                         San Francisco, California 94111

                         Form 13F File Number: 028-06372

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                 Mark C. Wehrly
                                 Managing Member
                                 (415) 421-2132





                               /s/ Mark C. Wehrly
                             _______________________
                            San Francisco, California
                                November 14, 2008


                                  Report Type:
                                   13F Notice



               List of Other Managers Reporting for this Manager:

                       Farallon Capital Management, L.L.C.
                         Form 13F File Number: 028-03896

                         Noonday Asset Management, L.P.
                         Form 13F File Number: 028-11402

                      ChinaRock Capital Management Limited
                         Form 13F File Number: 028-12617